Commitments and Contingencies Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Adjustments to Kaiser indemnity liabilities due to foreign exchange gains and losses									$ 3.9	$ 0.5	$ 2.0
Income (loss) from discontinued operations, net of tax	$ (0.6)	$ 2.9	$ (0.3)	$ 1.9	$ 0.9	$ 1.3	$ 0.2	$ (1.9)	$ 3.9	$ 0.5	$ 2.0